Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2021
Risks And Uncertainties [Abstract]
Schedule of Financial Data for VIEs on Aggregated Basis	The following table sets forth the financial data for the VIE and VIE’s subsidiaries on an aggregated basis.

	As of December 31,
	2020	2021
Assets
Cash and cash equivalents	2,113	2,681
Accounts receivable, net	1,720	3,586
Prepaid media costs	1,587	1,151
Amounts due from subsidiaries of the Group	6,643	5,879
Other current assets	1,012	1,266
Property and equipment, net	82	65
Intangible assets	336	140
Right-of-use assets	484	384
Other long-term investment	-	1,233
Other non-current assets	12	-
Total assets	13,989	16,385

Liabilities
Accounts payable	371	2,262
Deferred revenue	644	88
Lease liabilities	484	384
Bank borrowing	457	1,889
Income tax payable	483	575
Amounts due to subsidiaries of the Group	1,878	2,120
Accrued liabilities and other current liabilities	1,519	1,444
Deferred tax liabilities	146	99
Total liabilities	5,982	8,861

	For the years ended December 31,
	2019	2020	2021

Net revenues
From subsidiaries of the Group (Note)	1,645	4,761	1,028
From third parties	19,025	17,341	22,837
	20,670	22,102	23,865
Net loss (Note)	(451)	(1,755)	(900)

	For the years ended December 31,
	2019	2020	2021
Net cash (used in)/provided by operating activities
From subsidiaries of the Group	(1,500)	2,141	772
From third parties	1,358	(2,110)	(2,453)
	(142)	31	(1,681)

Net cash used in investing activities	(69)	(29)	(14)

Net cash provided by financing activities
Receipts of advances Group companies	588	-	1,588
Repayments for advances from Group companies	(588)	-	(554)
Other financing activities	-	457	1,161
	-	457	2,195

Note:

Services from VIE and VIE’s subsidiaries to other group companies

The VIE and VIE’s subsidiaries provide online advertising service to other group companies. For the years ended December 31, 2019, 2020 and 2021, the intercompany online advertising service revenues recognized by VIE and VIE’s subsidiaries were US$1,469, US$4,761 and US$911, respectively. These transactions are eliminated at the consolidation level.

The VIE and VIE’s subsidiaries also provide other marketing services to other group companies. For the years ended December 31, 2019, 2020 and 2021, the intercompany other marketing service revenues recognized by VIE and VIE’s subsidiaries were US$176, US$nil and US$117, respectively. These transactions are eliminated at the consolidation level.

Services from other group companies to VIE and VIE’s subsidiaries

WFOE as primary beneficiary and other subsidiaries of the Group provide online advertising service and SaaS services to VIE and VIE’s subsidiaries. For the years ended December 31, 2019, 2020 and 2021, the intercompany online advertising and SaaS service revenues from VIE and VIE’s subsidiaries recognized by WFOE as primary beneficiary and other subsidiaries of the Group were US$4,023, US$996 and US$49, respectively. These transactions are eliminated at the consolidation level.

As of December 31, 2019, 2020, and 2021, there were no balances for management fees charged to VIE and VIE’s subsidiaries.

Schedule of Estimated Fair Values of Financial Assets and Liabilities

	Fair value measurements using
	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value
As of December 31, 2020
Short-term investments	2,342	10,281	-	12,623
Contingent consideration payable	-	-	(7,755)	(7,755)
	2,342	10,281	(7,755)	4,868

As of December 31, 2021
Short-term investments	-	1,574	-	1,574
Debt investment	-	-	2,550	2,550
Other long-term investments	-	-	12,114	12,114
Contingent consideration payable	-	-	(4,507)	(4,507)
	-	1,574	10,157	11,731

Summary of Changes in Level 3 Financial Liabilities for Convertible Notes and Derivative Liability

The following table presents the changes in Level 3 financial liabilities for the years ended December 31, 2020 and 2021.

	Convertible notes at fair value		Derivative liabilities		Contingent consideration payable
	For the years ended December 31,		For the years ended December 31,		For the years ended December 31,
	2020	2021	2020	2021	2020	2021
Balance at the beginning of year	49,008	-	-	-	-	7,755
Fair value changes	4,433	-	11,466	-	81	418
Business combination (Note 4(d))	-	-	-	-	7,674	-
New issuance of convertible notes	19,184	-	-	-	-	-
Issuance of convertible notes upon exercise of call option	11,466	-	(11,466)	-	-	-
Conversion of convertible notes	(68,895)	-	-	-	-	-
Redemption of convertible notes	(15,196)	-	-	-	-	-
Settlement of contingent consideration	-	-	-	-	-	(3,666)
Balance at the end of year	-	-	-	-	7,755	4,507

Summary of Changes in Level 3 Financial Assets for Debt Investment-Convertible Note	The following table presents the changes in Level 3 financial assets for the year ended December 31, 2021.

	Debt investment – Convertible note
	For the years ended December 31,
	2020	2021
Balance at the beginning of year	-	-
Acquisition	-	2,550
Balance at the end of year	-	2,550

Summary of Changes In Financial Asset Measured Using Level 3 Input on a Non-recurring Basis

The following table presents the changes in financial asset measured using Level 3 input on a non-recurring basis for the years ended December 31, 2020 and 2021.

	Other long-term investments
	For the years ended December 31,
	2020	2021
Balance at the beginning of year	1,503	8,651
Investments made/transferred from prepayments	7,135	7,417
Fair value changes	-	-
Impairment on investments	-	(4,038)
Exchange differences	13	84
Balance at the end of year	8,651	12,114